Property, Plant and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land	¥ 268,493	¥ 266,631
Buildings	1,367,187	1,320,121
Machinery and equipment	1,499,331	1,439,246
Construction in progress	94,507	85,673
Property, Plant and Equipment, Gross, Total	3,229,518	3,111,671
Less accumulated depreciation	(2,038,682)	(1,909,703)
Property, plant and equipment, net (Notes 5, 6 and 9)	¥ 1,190,836	¥ 1,201,968